UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Beech Hill Advisors, Inc.
Address:  880 Third Avenue, New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul S. Cantor
Title:    President
Phone:    212-350-7272

Signature, Place, and Date of Signing:

      /s/ Paul S. Cantor            New York, NY               02/11/08
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          112

Form 13F Information Table Value Total:  $   143,397
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     3931    46620 SH       SOLE                                      46620
ABBOTT LABS COM                COM              002824100      281     5010 SH       SOLE                                       5010
AIR PRODUCTS & CHEMS INC       COM              009158106      322     3265 SH       SOLE                                       3265
AMDOCS LTD                     COM              G02602103     2993    86825 SH       SOLE                                      86825
AMERICAN SUPERCONDUC TOR CORP  COM              030111108     1064    38900 SH       SOLE                                      38900
APPLE INC COM                  COM              037833100     1042     5258 SH       SOLE                                       5258
AT&T INC COM                   COM              00206R102      162     3897 SH       SOLE                                       3897
BARRICK GOLD CORP COM          COM              067901108     2266    53891 SH       SOLE                                      53891
BEST BUY COMPANY INC           COM              086516101     3118    59220 SH       SOLE                                      59220
BHP BILLITON LTD SPONSORED ADR COM              088606108     3434    49025 SH       SOLE                                      49025
CAMECO CORP COM ISIN#CA13321L1 COM              13321L108      766    19100 SH       SOLE                                      19100
CAMPBELL SOUP CO               COM              134429109     3330    93200 SH       SOLE                                      93200
CANADIAN OIL SANDS TR NEW UNIT COM              13642L100      769    19600 SH       SOLE                                      19600
CAPITAL GOLD CORP COM SHS      COM              14018Y106      189   279625 SH       SOLE                                     279625
CATERPILLAR INC                COM              149123101     3441    47425 SH       SOLE                                      47425
CEDAR FAIR, L.P.DEP UNIT       COM              150185106     1263    59795 SH       SOLE                                      59795
CHESAPEAKE ENERGY CORP         COM              165167107     3701    94420 SH       SOLE                                      94420
CHEVRON CORP COM               COM              166764100     3012    32269 SH       SOLE                                      32269
CIMAREX ENERGY CO COM          COM              171798101      389     9150 SH       SOLE                                       9150
CISCO SYSTEMS INC              COM              17275R102     2346    86675 SH       SOLE                                      86675
COEUR D ALENE MINES CORP IDAHO COM              192108108      295    59700 SH       SOLE                                      59700
CONOCOPHILLIPS COM             COM              20825C104      829     9388 SH       SOLE                                       9388
CORNING INC COM                COM              219350105     3007   125350 SH       SOLE                                     125350
DEVON ENERGY CORP NEW COM      COM              25179M103     3718    41817 SH       SOLE                                      41817
DIAMOND OFFSHORE DRILLING INC  COM              25271C102      263     1850 SH       SOLE                                       1850
DOLBY LABORATIES INC CL A      COM              25659T107      342     6875 SH       SOLE                                       6875
EBAY INC COM                   COM              278642103     3151    94935 SH       SOLE                                      94935
ENTERPRISE PRODS PARTNERS L P  COM              293792107     2387    74885 SH       SOLE                                      74885
ESAT INC COM CHARTER REVOKED 7 COM              296054109        0   200000 SH       SOLE                                     200000
EXXON MOBIL CORP COM           COM              30231G102     4883    52120 SH       SOLE                                      52120
FLIR SYSTEMS INC               COM              302445101      225     7194 SH       SOLE                                       7194
FPL GROUP INC                  COM              302571104      422     6232 SH       SOLE                                       6232
FRANKLIN RESOURCES INC         COM              354613101      120     1045 SH       SOLE                                       1045
FREEPORT MCMORAN COPPER & GOLD COM              35671D857      277     2700 SH       SOLE                                       2700
FUELCELL ENERGY INC COM        COM              35952H106      353    35600 SH       SOLE                                      35600
GARMIN LTD COM                 COM              G37260109      219     2260 SH       SOLE                                       2260
GENERAL ELECTRIC CO COM        COM              369604103     5582   150572 SH       SOLE                                     150572
GENERAL MILLS INC COM          COM              370334104     3214    56385 SH       SOLE                                      56385
GILEAD SCIENCES INC            COM              375558103      304     6602 SH       SOLE                                       6602
GOLDMAN SACHS GROUP INC COM    COM              38141G104      314     1460 SH       SOLE                                       1460
HELIX ENERGY SOLUTIONS GROUP I COM              42330P107     3229    77800 SH       SOLE                                      77800
INERGY LP UNIT LTD PARTNERSHIP COM              456615103      210     6720 SH       SOLE                                       6720
INTERCONTINENTAL EXCH ANGE INC COM              45865V100      294     1529 SH       SOLE                                       1529
INTL RECTIFIER CORP DEL        COM              460254105      535    15750 SH       SOLE                                      15750
ISHARES DOW JONES U S CONSUMER COM              464287812      429     6706 SH       SOLE                                       6706
ISHARES TR FTSE XINHUA HK CHIN COM              464287184      450     2640 SH       SOLE                                       2640
J CREW GROUP INC COM           COM              46612H402      295     6110 SH       SOLE                                       6110
JOHNSON & JOHNSON COM          COM              478160104     4169    62498 SH       SOLE                                      62498
JP MORGAN CHASE & CO COM       COM              46625H100     2154    49355 SH       SOLE                                      49355
K SEA TRASN PARTNERS L P COM   COM              48268Y101      433    12065 SH       SOLE                                      12065
KINDER MORGAN ENERGY PARTNERS  COM              494550106     2989    55364 SH       SOLE                                      55364
KINROSS GOLD CORP COM          COM              496902404     3592   193660 SH       SOLE                                     193660
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106     1179    27200 SH       SOLE                                      27200
MEMC ELECTRONIC MATERIALS INC  COM              552715104      446     5044 SH       SOLE                                       5044
MICROSOFT CORP COM             COM              594918104     3060    85946 SH       SOLE                                      85946
NATIONAL OILWELL VARCO INC     COM              637071101     1517    20650 SH       SOLE                                      20650
NATURAL RESOURCES PARTNERS LP  COM              63900P103     2928    90215 SH       SOLE                                      90215
NEW YORK CMNTY BANCORP INC COM COM              649445103     1593    90600 SH       SOLE                                      90600
NEWMONT MINING CORP (HLDG CO)  COM              651639106      435     8900 SH       SOLE                                       8900
NOKIA CORP SPONSORED ADR       COM              654902204     2993    77972 SH       SOLE                                      77972
OCEANEERING INTL INC           COM              675232102     1677    24900 SH       SOLE                                      24900
OIL SERVICE HOLDRS TR OIL SERV COM              678002106      813     4300 SH       SOLE                                       4300
ONEOK PARTNERS L P UNIT LTD PA COM              68268N103     1430    23340 SH       SOLE                                      23340
OPEN JT STK CO VIMPEL COMMUNIC COM              68370R109      237     5700 SH       SOLE                                       5700
PENN WEST ENERGY TR TR UNIT IS COM              707885109      979    37680 SH       SOLE                                      37680
PEPSICO INC                    COM              713448108      364     4798 SH       SOLE                                       4798
PFIZER INC COM                 COM              717081103      236    10385 SH       SOLE                                      10385
PITNEY BOWES INC               COM              724479100      202     5321 SH       SOLE                                       5321
POLO RALPH LAUREN CORP CL A    COM              731572103     2767    44775 SH       SOLE                                      44775
POWERSHARES QQQ TR UNIT SER 1  COM              73935A104      529    10315 SH       SOLE                                      10315
PRECISION DRILLING TR TR UNIT  COM              740215108     1386    90630 SH       SOLE                                      90630
PRO NET LINK CORP CHARTER REVO COM              74266F100        0    21000 SH       SOLE                                      21000
PROCTER & GAMBLE CO            COM              742718109     3778    51453 SH       SOLE                                      51453
RED REEF LABORATORIES INTL INC COM              75686N201        1   180000 SH       SOLE                                     180000
RESEARCH IN MOTION LTD COM     COM              760975102      563     4968 SH       SOLE                                       4968
ROCHESTER LIMITED TERM NEW YOR COM              771740107      210    63315 SH       SOLE                                      63315
ROWAN COS INC                  COM              779382100      714    18100 SH       SOLE                                      18100
SATCON TECHNOLOGY CORP         COM              803893106      104    62500 SH       SOLE                                      62500
SCANA CORP NEW                 COM              80589M102      885    21000 SH       SOLE                                      21000
SCHERING PLOUGH CORP COM       COM              806605101      266    10000 SH       SOLE                                      10000
SCHLUMBERGER LTD COM ISIN#AN80 COM              806857108     1358    13801 SH       SOLE                                      13801
SEAGATE TECHNOLOGY SHS ISIN#KY COM              G7945J104     2340    91770 SH       SOLE                                      91770
SECTOR SPDR TR SHS BEN INT IND COM              81369Y704      516    13185 SH       SOLE                                      13185
SELECT SECTOR SPDR FD HEALTH C COM              81369Y209      692    19584 SH       SOLE                                      19584
SMITH INTL INC (DE)            COM              832110100     1429    19350 SH       SOLE                                      19350
SPDR SER TR S&P METALS & MNG E COM              78464A755      616     8918 SH       SOLE                                       8918
STRYKER CORP                   COM              863667101      257     3445 SH       SOLE                                       3445
TEEKAY CORP SHS                COM              Y8564W103      239     4500 SH       SOLE                                       4500
TELECOM HOLDERS TR DEPOSITARY  COM              87927P200      414    10880 SH       SOLE                                      10880
TITANIUM METALS CORP COM NEW   COM              888339207      397    15000 SH       SOLE                                      15000
TMM INC COM                    COM              87258Q108       40  1000000 SH       SOLE                                    1000000
TRANSOCEAN INC NEW             COM              G90073100     2719    18993 SH       SOLE                                      18993
VALERO ENERGY CORPORATION      COM              91913Y100      548     7825 SH       SOLE                                       7825
VERIFONE HLDGS INC COM         COM              92342Y109      154     6634 SH       SOLE                                       6634
VMWARE INC CL A COM            COM              928563402      242     2845 SH       SOLE                                       2845
WALGREEN CO                    COM              931422109     2867    75280 SH       SOLE                                      75280
WATAIRE INTL INC COM           COM              941092108        2    15000 SH       SOLE                                      15000
WEATHERFORD INTL LTD BERMUDA C COM              G95089101     3804    55458 SH       SOLE                                      55458
WIRELESS FRONTIER INTERNET INC COM              97654A102        0    12000 SH       SOLE                                      12000
XANTREX TECHNOLOGY INC         COM              98389A102      557    59650 SH       SOLE                                      59650
ZOLTEK COMPANIES INC           COM              98975W104      658    15350 SH       SOLE                                      15350
MERRILL LYNCH & CO INC DEP SHS PFD              59021V839      718    35850 SH       SOLE                                      35850
CHESAPEAKE ENERGY CORP CORP 6. CP               165167818      301      985 SH       SOLE                                        985
ENTERGY CORP NEW EQUITY UNIT   CP               29364G202     2868    39975 SH       SOLE                                      39975
OWENS ILL INC PFD              CP               690768502      227     4550 SH       SOLE                                       4550
FRANKLIN NEW YORK TAX-FREE INC MF               354130106      182 15579.9880SH      SOLE                                 15579.9880
NUVEEN NEW YORK INVESTMENT QUA MF               67062X101      161 12372.0000SH      SOLE                                 12372.0000
ABB LTD SPONSORED ADR          ADR              000375204      232     8050 SH       SOLE                                       8050
BANCO BRADESCO S A SPONSORED A ADR              059460303      204     6390 SH       SOLE                                       6390
HDFC BK LTD ADR REPSTG 3 SHS   ADR              40415F101      456     3495 SH       SOLE                                       3495
MINDRAY MED INTL LTD SPONSORED ADR              602675100      297     6915 SH       SOLE                                       6915
SUNTECH PWR HLDGS CO LTD SHS   ADR              86800C104      107     1300 SH       SOLE                                       1300